Other Finance Expenses - Components Interest Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Finance Expenses
Interest expense	$ 46,768	$ 28,977	$ 19,669
Amortization of deferred debt issuance cost	3,188	1,737	1,198
Total interest cost	$ 49,956	$ 30,714	$ 20,867